Impairment Charges	12 Months Ended
Dec. 31, 2020
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Impairment Charges
9	IMPAIRMENT CHARGES

	2020 RMB million	2019 RMB million	2018 RMB million
Impairment charge on property, plant and equipment (Note 16)	31	4	15
Write-down of flight equipment spare parts to net realizable value (Note 26)	153	—	301
Impairment charge on assets classified as held for sale	—	—	2

	184	4	318